Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Operating Leases, Future Minimum Payments Due
The table below depicts future gross minimum rental commitments under our operating leases as of December 31, 2011 (in millions):

Year	Commitment
2012	$51.6
2013	40.0
2014	30.9
2015	25.1
2016	20.3
Thereafter	64.3
Total minimum payments	$232.2

Schedule of Guarantor Obligations
Contingent Debt

Our contingent debt disclosures pertain to certain types of guarantees or indemnifications we have made and cover certain types of guarantees included within debt agreements, even if the likelihood of requiring our performance under such guarantee is remote.  As of December 31, 2011, our contingent debt obligations, as well as our obligations with respect to related letters of credit, consisted of the following two items:

Entity	Our Ownership Interest	Investment Type	Total Entity Debt		Our Contingent Share of Entity Debt	(a)
Cortez Pipeline Company(b)	50%	General Partner	$138.5	(c)	$80.0	(d)

Nassau County, Florida Ocean Highway and Port Authority(e)	N/A	N/A	N/A		$16.7	(f)
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(a)	Represents the portion of the entity's debt that we may be responsible for if the entity cannot satisfy its obligations.
(b)
Cortez Pipeline Company is a Texas general partnership that owns and operates a common carrier carbon dioxide pipeline system. The remaining general partner interests are owned by ExxonMobil Cortez Pipeline, Inc., an indirect wholly-owned subsidiary of Exxon Mobil Corporation, and Cortez Vickers Pipeline Company, an indirect subsidiary of M.E. Zuckerman Energy Investors Incorporated.

(c)
Amount consists of (i) $21.4 million aggregate principal amount of Series D notes due May 15, 2013 (interest on the Series D notes is paid annually and based on a fixed interest rate of 7.14% per annum); (ii) $100.0 million of variable rate Series E notes due December 11, 2012 (interest on the Series E notes is paid quarterly and based on an interest rate of three-month LIBOR plus a spread); and (iii) $17.1 million of outstanding borrowings under a $40.0 million committed revolving bank credit facility that is also due December 11, 2012.

(d)
We are severally liable for our percentage ownership share (50%) of the Cortez Pipeline Company debt ($69.3 million).  In addition, as of December 31, 2011, Shell Oil Company shares our several guaranty obligations jointly and severally for $21.4 million of Cortez's debt balance related to the Series D notes; however, we are obligated to indemnify Shell for the liabilities it incurs in connection with such guaranty.  Accordingly, as of December 31, 2011, we have a letter of credit in the amount of $10.7 million issued by JP Morgan Chase, in order to secure our indemnification obligations to Shell for 50% of the Cortez debt balance of $21.4 million related to the Series D notes.

Further, pursuant to a Throughput and Deficiency Agreement, the partners of Cortez Pipeline Company are required to contribute capital to Cortez in the event of a cash deficiency.  The agreement contractually supports the financings of Cortez Capital Corporation, a wholly-owned subsidiary of Cortez Pipeline Company, by obligating the partners of Cortez Pipeline to fund cash deficiencies at Cortez Pipeline, including anticipated deficiencies and cash deficiencies relating to the repayment of principal and interest on the debt of Cortez Capital Corporation.  The partners' respective parent or other companies further severally guarantee the obligations of the Cortez Pipeline owners under this agreement.

(e)	Arose from our Vopak terminal acquisition in July 2001. Nassau County, Florida Ocean Highway and Port Authority is a political subdivision of the state of Florida.
(f)
We have posted a letter of credit as security for borrowings under Adjustable Demand Revenue Bonds issued by the Nassau County, Florida Ocean Highway and Port Authority.  The bonds were issued for the purpose of constructing certain port improvements located in Fernandino Beach, Nassau County, Florida.  Our subsidiary, Nassau Terminals LLC is the operator of the marine port facilities.  The bond indenture is for 30 years and allows the bonds to remain outstanding until December 1, 2020.  Principal payments on the bonds are made on the first of December each year, and corresponding reductions are made to the letter of credit.  As of December 31, 2011, this letter of credit had a face amount of $16.7 million.